Transfers of Financial Assets - Summary of Securities Lending (Detail) - Securities lending [member] - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Carrying amount of transferred financial assets	€ 3,083	€ 2,320
Fair value of cash collateral received	2,171	2,053
Fair value of non-cash collateral received	1,102	393
Net exposure	(190)	(126)
Non-cash collateral that can be sold or repledged in the absence of default	1,004	236
Non-cash collateral that has been sold or transferred	€ 0	€ 0